Long-term Debt	12 Months Ended
Sep. 30, 2023
Long-term Debt
Long-term Debt
10.	Long-term Debt

Senior Credit Facility

In September 2022, the Company entered into $110,000,000 senior credit facility (“Facility”) with a group of US banks that matures in September 2027. The facility consists of a delayed-draw term loan facility of $85,000,000, a term loan of $5,000,000 that was drawn at closing, and a $20,000,000 revolving credit facility. The facility amends the $20,000,000 revolving credit facility that was entered into in September 2020. The Facility is secured by substantially all assets of the Company and is subject to certain financial covenants.

As of September 30, 2023, the Facility bears interest at 8.2% that will reprice on November 30, 2023 and has fees for unused balances. The rate is based on a secured overnight financing rate plus a spread of 2.1% to 2.85% (2.6% as of September 30, 2023) based on the Company’s leverage ratio. The Company is required to obtain interest rate protection agreements covering at least half of the outstanding principal amount. Effective November 30, 2023, the Company entered into an agreement whereby $34,000,000 of principal balance will receive a fixed secured overnight financing rate (before the spread discussed above) of 4.4% until the September 2027 maturity. As of September 30, 2023, the outstanding balances under the Facility are repayable in total quarterly installments of $862,500, with the balance due at maturity. The revolving credit facility has no balance as of September 30, 2023.

Interest expense on the Facility was $4,415,000 and $26,000 for the years ended September 30, 2023 and 2022, respectively. The fair value of the facility approximates the carrying value as of September 30, 2023 and 2022.

The Company has cumulatively incurred $2,360,000 in financing costs to obtain the Facility, which is reflected as a reduction of the outstanding balance and is being amortized as interest expense using the effective interest method over the life of the Facility. During the years ended September 30, 2023 and 2022, amortization of deferred financing costs of $462,000 and $15,000, respectively was recorded.

The revolving credit facility that was replaced with the Facility incurred interest expense of $126,000 and amortization of deferred financing costs of $135,000 for the year ended September 30, 2022. A loss on extinguishment of long-term debt of $281,000 was also recorded for the year ended September 30, 2022 for the remaining unamortized financing costs.

A summary of the balances on the Facility as of September 30, 2023 and 2022 is as follows:

	As of	As of
	September 30, 2023	September 30, 2022
Delayed-draw term loan	$61,600	$—
Term loan	4,750	5,000
Revolving credit facility	—	7,000
Total principal	66,350	12,000
Deferred financing costs	(1,884)	(1,765)
Net carrying value	$64,466	$10,235

Current portion	3,352	6,857
Long-term portion	61,114	3,378
Net carrying value	$64,466	$10,235

Debentures

On March 7, 2019, the Company issued C$15,000,000 in 8.0% Convertible Unsecured Debentures. Each C$1,000 (US$807) debenture was convertible at the option of the holder into 192.31 common shares. Beginning March 9, 2022, the Company could force conversion of the outstanding principal at a conversion price of C$5.20 per share under certain criteria. The Company exercised this option during the year ended September 30, 2022. During the year ended September 30, 2022, C$10,959,000 of principal amount of debentures were converted (both voluntary by the holder and at the Company’s forced conversion in September 2022) into common shares. The fair value of the debentures on the dates of conversion totaled C$13,665,000 (US$10,683,000). No debentures remain outstanding as of September 30, 2023 or 2022.

The debentures contained multiple embedded derivatives including conversion right, forced conversion option and payment in lieu of common shares. Since the Company was unable to measure the fair value of embedded derivatives reliably, it had chosen to designate the convertible debentures in their entirety (including conversion right, forced conversion option and payment in lieu of common shares) to be subsequently measured at fair value through profit or loss (FVTPL). A gain of $1,150,000 was recorded for the year ended September 30, 2022.

Following is the movement of the debentures for the year ended September 30, 2022:

Year Ended
September 30, 2022
Beginning Balance	$11,784
Conversion to common shares	(10,683)
Change in fair value	(1,150)
Change in foreign exchange rate	49
Ending Balance	$—

Equipment Loans

The Company is offered financing arrangements from the Company’s suppliers and the supplier’s designated financial institution, in which payments for certain invoices or products can be financed and paid over an extended period. The financial institution pays the supplier when the original invoice becomes due, and the Company pays the third-party financial institution over a period of time. In most cases, the supplier accepts a discounted amount from the financial institution and the Company repays the financial institution the face amount of the invoice with no stated interest, in twelve equal monthly installments. The Company uses its incremental borrowing rate of 7.0% to 8.0% to impute interest on these arrangements. The Company has also assumed equipment loans in conjunction with several of its acquisitions.

There are no covenants with the loans and the carrying value of the equipment that is pledged as security against the loans is $20,262,000 and $14,949,000 for years ended September 30, 2023 and 2022, respectively.

Following is the activity in equipment loans for the years ended September 30, 2023 and 2022:

	Year Ended	Year Ended
	September 30, 2023	September 30, 2022
Beginning Balance	$5,707	7,384
Additions:
Acquisitions	5,322	1,161
Operations	23,615	9,062
Repayments	(20,297)	(11,900)
Ending Balance	14,347	5,707
Current portion, less than 1 year	14,114	5,473
Long-term portion, due between 1 and 5 years	$233	$234

Leases Liabilities

The Company enters into leases for real estate and vehicles. Real estate leases are valued at the net present value of the future lease payments at an incremental borrowing rate of 6.1% to 8.8%. Vehicle leases are recorded at rate implicit in the lease based on the current value and the estimated residual value of the vehicle, equating to rates ranging from 3.0% to 12.2%.

Below is the movement in lease liabilities for the year ended September 30, 2023 and 2022 respectively:

		Real
	Vehicles	estate	Total
Balance, September 30, 2021	$2,414	$5,351	$7,765
Additions during the period:
Acquisitions	571	3,655	4,226
Operations	347	2,063	2,410
Lease terminations	—	(80)	(80)
Repayments	(1,339)	(2,483)	(3,822)
Balance, September 30, 2022	$1,993	$8,506	$10,499
Additions during the period:
Acquisitions	583	3,361	3,944
Operations	1,159	7,938	9,097
Lease terminations	—	(13)	(13)
Repayments	(821)	(3,556)	(4,377)
Balance, September 30, 2023	$2,914	$16,236	$19,150

Future payments pursuant to lease liabilities are as follows:

	As at	As at
	September 30, 2023	September 30, 2022
Less than 1 year	$6,422	$3,979
Between 1 and 5 years	15,280	7,443
More than five years	760	1,108
Gross lease payments	22,462	12,530
Less amounts relating to interest	(3,312)	(2,031)
Net lease liabilities	$19,150	$10,499

SBA Loan

In conjunction with an acquisition in February 2021, the Company assumed an SBA Loan. The face amount of the loan was $150,000 and bore interest at a stated interest rate of 3.75%. Due to the below-market interest rate on the acquisition date, the Company valued the loan at the net present value of the payments using its incremental borrowing rate of 6%, resulting in a fair value on the acquisition date of $119,000. The loan was repayable in 360 monthly installments of $731 which began in September 2021 and was secured by substantially all the assets of the acquired subsidiary. The loan was paid off during the year ended September 30, 2023 and a loss on extinguishment of long-term debt of $30,000 was recorded.

Following is the activity in the SBA Loan for the years ended September 30, 2023 and 2022:

	Year Ended	Year Ended
	September 30, 2023	September 30, 2022
Beginning Balance	$120	$121
Loss on extinguishment of debt	30	—
Repayments	(150)	(1)
Ending Balance	$—	$120